Related Parties - Schedule of Transactions with Related Parties (Details) - Transactions with Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Transactions with related parties	$ 188	$ 95	$ 19
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 188	$ 95	$ 19